Debt (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Debt	Debt
2020 Term Loan
On August 31, 2020, the Company entered into a Loan and Security Agreement with Oxford Finance LLC, or Oxford, and Silicon Valley Bank, or the Loan and Security Agreement, and such facility, the 2020 Term Loan. On March 10, 2023, Silicon Valley Bank was closed by the California Department of Financial Protection and Innovation, and the Federal Deposit Insurance Corporation, or the FDIC, was appointed as receiver. On March 13, 2023, the FDIC announced that all of Silicon Valley Bank’s deposits and substantially all of its assets had been transferred to a newly created, full-service, FDIC-operated bridge bank, Silicon Valley Bridge Bank, N.A., or SVBB. SVBB assumed all loans that were previously held by Silicon Valley Bank. On March 27, 2023, First-Citizens Bank & Trust Company assumed all of SVBB’s customer deposits and certain other liabilities and acquired substantially all of SVBB’s loans and certain other assets from the FDIC, including the 2020 Term Loan.
On September 11, 2023, the Company entered into a payoff letter with Oxford and SVB, pursuant to which the Company paid all outstanding amounts under the 2020 Term Loan, together with accrued interest and a prepayment penalty, resulting in the full extinguishment of the 2020 Term Loan. The total payoff amount was $22.3 million, consisting of the remaining principal amount due of $19.8 million, the final payment fee of $2.3 million, the prepayment penalty of $0.2 million, and less than $0.1 million of accrued interest.
During the third quarter of 2023, the Company recorded a loss of $0.7 million on the extinguishment of the 2020 Term Loan, consisting of the prepayment penalty of $0.2 million and the write-off of $0.5 million of unamortized debt issuance costs and venture debt termination fee.
As of March 31, 2024 and December 31, 2023, the Company had no outstanding borrowings.
Debt
2020 Term Loan
On August 31, 2020, the Company entered into a Loan and Security Agreement with Oxford Finance LLC, or Oxford, and Silicon Valley Bank, or the Loan and Security Agreement, and such facility, the 2020 Term Loan. On March 10, 2023, Silicon Valley Bank was closed by the California Department of Financial Protection and Innovation, and the Federal Deposit Insurance Corporation, or the FDIC, was appointed as receiver. On March 13, 2023, the FDIC announced that all of Silicon Valley Bank’s deposits and substantially all of its assets had been transferred to a newly created, full-service, FDIC-operated bridge bank, Silicon Valley Bridge Bank, N.A., or SVBB. SVBB assumed all loans that were previously held by Silicon Valley Bank. On March 27, 2023, First-Citizens Bank & Trust Company assumed all of SVBB’s customer deposits and certain other liabilities and acquired substantially all of SVBB’s loans and certain other assets from the FDIC, including the 2020 Term Loan.
On September 11, 2023, the Company entered into a payoff letter with Oxford and SVB, pursuant to which the Company paid all outstanding amounts under the 2020 Term Loan, together with accrued interest and a prepayment penalty, resulting in the full extinguishment of the 2020 Term Loan. The total payoff amount was $22.3 million, consisting of the remaining principal amount due of $19.8 million, the final payment fee of $2.3 million, the prepayment penalty of $0.2 million, and less than $0.1 million of accrued interest.
During the year ended December 31, 2023, the Company recorded a loss of $0.7 million on the extinguishment of the 2020 Term Loan, consisting of the prepayment penalty of $0.2 million and the write-off of $0.5 million of unamortized debt issuance costs and venture debt termination fee, which was included within interest expense in the consolidated statements of operations and comprehensive income (loss).
As of December 31, 2023, the Company had no outstanding borrowings, and as of December 31, 2022, the outstanding principal balance under the 2020 Term Loan was $25.0 million.
During the years ended December 31, 2023, 2022 and 2021, the Company recognized $2.1 million, $3.0 million and $2.8 million respectively of interest expense related to the 2020 Term Loan.